Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PSU-ROIC [Member]
Assumptions
Stock price (in dollars per share)	$ 157.91	$ 153.81	$ 133.36
Expected stock price volatility	26.00%	25.00%	24.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	3.38%	1.58%	0.19%
Dividend rate (in dollars per share)	$ 3.16	$ 2.93	$ 2.46
Weighted-average grant date fair value (in dollars per share)	89.37	81.03	64.50
PSU-TSR [Member]
Assumptions
Weighted-average grant date fair value (in dollars per share)	$ 174.04	$ 180.18	$ 148.02